Intangible and tangible assets - Total property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Property, plant and equipment	$ 113,324	$ 109,397	$ 111,971	$ 109,518
Gross value/Cost
Property, plant and equipment
Property, plant and equipment	273,412	262,941	248,967
Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(160,088)	(153,544)	(136,996)
Exploration & Production
Property, plant and equipment
Property, plant and equipment	94,783	91,800	96,682
Exploration & Production | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	216,498	206,602	199,716
Exploration & Production | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(121,715)	(114,802)	(103,034)
Exploration & Production | Proved properties
Property, plant and equipment
Property, plant and equipment	71,837	62,223	62,901
Exploration & Production | Proved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	192,272	174,336	163,860
Exploration & Production | Proved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(120,435)	(112,113)	(100,959)
Exploration & Production | Unproved properties
Property, plant and equipment
Property, plant and equipment	1,521	1,828	1,996
Exploration & Production | Unproved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	1,673	1,980	1,996
Exploration & Production | Unproved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(152)	(152)
Exploration & Production | Work in progress
Property, plant and equipment
Property, plant and equipment	21,425	27,749	31,785
Exploration & Production | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	22,553	30,286	33,860
Exploration & Production | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(1,128)	(2,537)	(2,075)
Other property, plant and equipment
Property, plant and equipment
Property, plant and equipment	18,541	17,597	15,289
Other property, plant and equipment | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	56,914	56,339	49,251
Other property, plant and equipment | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(38,373)	(38,742)	(33,962)
Other property, plant and equipment | Land
Property, plant and equipment
Property, plant and equipment	1,127	1,157	1,011
Other property, plant and equipment | Land | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	1,775	1,809	1,578
Other property, plant and equipment | Land | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(648)	(652)	(567)
Other property, plant and equipment | Machinery, plant and equipment
Property, plant and equipment
Property, plant and equipment	9,171	7,780	5,680
Other property, plant and equipment | Machinery, plant and equipment | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	34,564	33,554	28,620
Other property, plant and equipment | Machinery, plant and equipment | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(25,393)	(25,774)	(22,940)
Other property, plant and equipment | Buildings
Property, plant and equipment
Property, plant and equipment	3,224	3,344	2,998
Other property, plant and equipment | Buildings | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	8,864	9,203	7,977
Other property, plant and equipment | Buildings | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(5,640)	(5,859)	(4,979)
Other property, plant and equipment | Work in progress
Property, plant and equipment
Property, plant and equipment	2,538	2,309	2,770
Other property, plant and equipment | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	2,540	2,310	2,780
Other property, plant and equipment | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(2)	(1)	(10)
Other property, plant and equipment | Other
Property, plant and equipment
Property, plant and equipment	2,481	3,007	2,830
Other property, plant and equipment | Other | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	9,171	9,463	8,296
Other property, plant and equipment | Other | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	$ (6,690)	$ (6,456)	$ (5,466)